JPMorgan International Focus Fund
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.3%
Australia — 3.7%
BHP Group Ltd.	1,190	32,906
Woodside Energy Group Ltd.	267	6,035
Woodside Petroleum Ltd.	310	7,004
		45,945
Belgium — 1.6%
KBC Group NV	393	20,574
Canada — 6.1%
Alimentation Couche-Tard, Inc.	96	4,281
Canadian National Railway Co.	288	36,458
Toronto-Dominion Bank (The)	560	36,375
		77,114
China — 2.1%
Tencent Holdings Ltd.	671	25,929
Denmark — 4.7%
Coloplast A/S, Class B	135	15,852
Novo Nordisk A/S, Class B	371	43,148
		59,000
France — 11.4%
Capgemini SE	105	20,087
L'Oreal SA	74	27,889
LVMH Moet Hennessy Louis Vuitton SE	51	35,130
TotalEnergies SE (a)	564	28,835
Vinci SA	332	31,790
		143,731
Germany — 5.9%
adidas AG	76	13,172
Allianz SE (Registered)	158	28,671
RWE AG	361	14,844
Volkswagen AG (Preference)	120	17,057
		73,744
Hong Kong — 5.2%
AIA Group Ltd.	3,869	38,870
Hong Kong Exchanges & Clearing Ltd.	588	26,993
		65,863
India — 2.8%
HDFC Bank Ltd., ADR	557	35,008
Indonesia — 1.7%
Bank Central Asia Tbk. PT	43,625	21,693
Japan — 5.9%
Hoya Corp.	142	14,237
Keyence Corp.	50	19,619

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Sony Group Corp.	310	26,331
Tokio Marine Holdings, Inc.	243	14,213
		74,400
Netherlands — 6.6%
ASML Holding NV	55	31,944
Shell plc	1,936	51,641
		83,585
Singapore — 2.6%
DBS Group Holdings Ltd.	1,418	32,359
South Africa — 1.5%
Anglo American plc	509	18,392
South Korea — 4.5%
Delivery Hero SE * (a) (b)	253	12,212
Samsung Electronics Co. Ltd.	925	43,771
		55,983
Spain — 2.1%
Iberdrola SA *	68	721
Iberdrola SA	2,432	25,971
		26,692
Sweden — 1.5%
Atlas Copco AB, Class A	1,617	18,903
Switzerland — 7.9%
Lonza Group AG (Registered)	36	22,036
Nestle SA (Registered)	478	58,634
SGS SA (Registered)	8	18,826
		99,496
Taiwan — 3.5%
Sea Ltd., ADR *	56	4,246
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	445	39,426
		43,672
United Kingdom — 9.7%
Diageo plc	922	43,695
Linde plc	108	32,693
Persimmon plc	591	13,624
RELX plc	1,094	32,473
		122,485
United States — 6.3%
Ferguson plc	174	21,911

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Roche Holding AG	113	37,514
Schneider Electric SE	147	20,322
		79,747
Total Common Stocks (Cost $1,112,536)		1,224,315
Short-Term Investments — 4.0%
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (c) (d)(Cost $34,638)	34,634	34,638
Investment of Cash Collateral from Securities Loaned — 1.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (c) (d)	13,008	13,001
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)	2,900	2,900
Total Investment of Cash Collateral from Securities Loaned (Cost $15,901)		15,901
Total Short-Term Investments (Cost $50,539)		50,539
Total Investments — 101.3% (Cost $1,163,075)		1,274,854
Liabilities in Excess of Other Assets — (1.3)%		(15,745)
NET ASSETS — 100.0%		1,259,109

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $15,141.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2022.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	11.5%
Oil, Gas & Consumable Fuels	7.3
Insurance	6.4
Pharmaceuticals	6.3
Semiconductors & Semiconductor Equipment	5.6
Food Products	4.6
Professional Services	4.0
Metals & Mining	4.0
Textiles, Apparel & Luxury Goods	3.8
Technology Hardware, Storage & Peripherals	3.4
Beverages	3.4
Household Durables	3.1
Road & Rail	2.9
Chemicals	2.6
Construction & Engineering	2.5
Health Care Equipment & Supplies	2.4
Personal Products	2.2
Capital Markets	2.1
Electric Utilities	2.1
Interactive Media & Services	2.0
Life Sciences Tools & Services	1.7
Trading Companies & Distributors	1.7
Electrical Equipment	1.6
IT Services	1.6
Electronic Equipment, Instruments & Components	1.6
Machinery	1.5
Automobiles	1.3
Independent Power and Renewable Electricity Producers	1.2
Internet & Direct Marketing Retail	1.0
Others (each less than 1.0%)	0.6
Short-Term Investments	4.0

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$6,035	$39,910	$—	$45,945
Belgium	—	20,574	—	20,574
Canada	77,114	—	—	77,114
China	—	25,929	—	25,929
Denmark	—	59,000	—	59,000
France	—	143,731	—	143,731
Germany	—	73,744	—	73,744
Hong Kong	—	65,863	—	65,863
India	35,008	—	—	35,008
Indonesia	—	21,693	—	21,693
Japan	—	74,400	—	74,400
Netherlands	—	83,585	—	83,585

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Singapore	$—	$32,359	$—	$32,359
South Africa	—	18,392	—	18,392
South Korea	—	55,983	—	55,983
Spain	721	25,971	—	26,692
Sweden	—	18,903	—	18,903
Switzerland	—	99,496	—	99,496
Taiwan	43,672	—	—	43,672
United Kingdom	—	122,485	—	122,485
United States	—	79,747	—	79,747
Total Common Stocks	162,550	1,061,765	—	1,224,315
Short-Term Investments
Investment Companies	34,638	—	—	34,638
Investment of Cash Collateral from Securities Loaned	15,901	—	—	15,901
Total Short-Term Investments	50,539	—	—	50,539
Total Investments in Securities	$213,089	$1,061,765	$—	$1,274,854
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (a) (b)	$47,837	$682,384	$695,574	$(8)	$(1)	$34,638	34,634	$107	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	33,000	296,000	315,987	(13)	1	13,001	13,008	96	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	3,469	247,387	247,956	—	—	2,900	2,900	36	—
Total	$84,306	$1,225,771	$1,259,517	$(21)	$—	$50,539		$239	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.